Financial instruments by category	12 Months Ended
Dec. 31, 2022
Financial instruments by category
Financial instruments by category

32Financial instruments by category

Financial assets as per statement of financial position

	At 31 December
	2022	2021
	USD	USD
At fair value
Current financial assets	—	10,000,880
Sublease receivables	1,201,552	—
At amortised cost
Trade and other receivables	14,815,432	6,603,240
Cash and cash equivalents	1,538,347	9,529,723
	17,555,331	26,133,843

32	Financial instruments by category (continued)

Financial liabilities as per statement of financial position

	At 31 December
	2022	2021
	USD	USD
Accounts payable, accruals and other payables excluding non-financial items (i)	31,586,707	15,996,533
Deferred purchase price	7,619,581	3,618,902
Lease liabilities	2,343,126	4,162,521
Derivative warrant liabilities	1,317,091	—
Current tax liabilities	1,027,404	678,972
Convertible notes	—	74,606,482
Derivatives liabilities	—	44,330,400
Interest bearing loans	—	397,985
Loan from related party	—	478,764
	43,893,909	144,270,559
(i)	Non-financial items include advances from individual customers (e-wallets) and advances from customers as disclosed in Note 19.